Significant Accounting Policies - Schedule of Financial Assets Measured at Fair Value Through Profit or Loss (Details) - CAD ($)		Apr. 02, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Gain loss on carrying amount due to adoption of accounting policy
Accounts Payable and Accrued Liabilities [Member]
Statement Line Items [Line Items]
Gain loss on carrying amount due to adoption of accounting policy
Advanced Contributions Received [Member]
Statement Line Items [Line Items]
Gain loss on carrying amount due to adoption of accounting policy
Balance due to a Related Party [Member]
Statement Line Items [Line Items]
Gain loss on carrying amount due to adoption of accounting policy
Directors' loan [Member]
Statement Line Items [Line Items]
Gain loss on carrying amount due to adoption of accounting policy
Original (IAS 39) [Member] | Accounts Payable and Accrued Liabilities [Member] | Amortized Cost [Member]
Statement Line Items [Line Items]
Current financial liabilities			$ 364,099
Original (IAS 39) [Member] | Advanced Contributions Received [Member] | Amortized Cost [Member]
Statement Line Items [Line Items]
Current financial liabilities			1,102,714
Original (IAS 39) [Member] | Balance due to a Related Party [Member] | Amortized Cost [Member]
Statement Line Items [Line Items]
Current financial liabilities			148,877
Original (IAS 39) [Member] | Directors' loan [Member] | Amortized Cost [Member]
Statement Line Items [Line Items]
Non-current financial liabilities			763,544
New (IFRS 9) [Member] | Accounts Payable and Accrued Liabilities [Member] | Amortized Cost [Member]
Statement Line Items [Line Items]
Current financial liabilities		364,099
New (IFRS 9) [Member] | Advanced Contributions Received [Member] | Amortized Cost [Member]
Statement Line Items [Line Items]
Current financial liabilities		1,102,714
New (IFRS 9) [Member] | Balance due to a Related Party [Member] | Amortized Cost [Member]
Statement Line Items [Line Items]
Current financial liabilities		148,877
New (IFRS 9) [Member] | Directors' loan [Member] | Amortized Cost [Member]
Statement Line Items [Line Items]
Non-current financial liabilities		763,544
Cash [Member]
Statement Line Items [Line Items]
Gain loss on carrying amount due to adoption of accounting policy
Cash [Member] | Amortised Cost [Member] | Original (IAS 39) [Member]
Statement Line Items [Line Items]
Current financial assets			3,308,469
Cash [Member] | Amortised Cost [Member] | New (IFRS 9) [Member]
Statement Line Items [Line Items]
Current financial assets		3,308,469
Amounts Receivable [Member]
Statement Line Items [Line Items]
Gain loss on carrying amount due to adoption of accounting policy
Amounts Receivable [Member] | Amortised Cost [Member] | Original (IAS 39) [Member]
Statement Line Items [Line Items]
Current financial assets			85,574
Amounts Receivable [Member] | Amortised Cost [Member] | New (IFRS 9) [Member]
Statement Line Items [Line Items]
Current financial assets		85,574
Marketable Securities [Member]
Statement Line Items [Line Items]
Gain loss on carrying amount due to adoption of accounting policy
Marketable Securities [Member] | Available-for-sale [Member] | Original (IAS 39) [Member]
Statement Line Items [Line Items]
Current financial assets			57,461
Marketable Securities [Member] | FVTOCI [Member] | New (IFRS 9) [Member]
Statement Line Items [Line Items]
Current financial assets	[1]	57,461
Restricted Cash [Member]
Statement Line Items [Line Items]
Gain loss on carrying amount due to adoption of accounting policy
Restricted Cash [Member] | Amortised Cost [Member] | Original (IAS 39) [Member]
Statement Line Items [Line Items]
Non-current financial assets			$ 173,143
Restricted Cash [Member] | Amortised Cost [Member] | New (IFRS 9) [Member]
Statement Line Items [Line Items]
Non-current financial assets		$ 173,143

[1]	Upon initial adoption of IFRS 9 on April 1, 2018, the Company has designated its marketable securities as measured at FVTOCI.